PIMCO Global Bond Opportunities Fund US Dollar-Hedged Expense Example - PIMCO Global Bond Opportunities Fund US Dollar-Hedged	Oct. 01, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	469
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	1,509
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	$ 1,821